Commitments and Contingencies (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Charters-out [Abstract]
2014	$ 187,932
2015	127,484
2016	77,582
2017 to 2028	494,319
Minimum charter revenue	$ 887,317